Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Deferred income taxes	$ 199,908	$ 128,689
Note receivable	35,000
Prepaid expenses	7,988	7,851
Interest receivable	3,574	2,011
Advances to suppliers	2,690	1,101
Government authorities	1,260	19,508
Derivative instruments		2,924
Other	491	308
Other receivables and prepaid expenses	$ 250,911	$ 162,392